Rx Dividend Income Fund
RX DIVIDEND INCOME FUND
INVESTMENT OBJECTIVES
The Rx Dividend Income Fund seeks equity income and capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Rx Dividend Income Fund	Institutional Class Shares	Advisor Class Shares
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	none	1.00%
Redemption Fee (as a % of amount redeemed)	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Rx Dividend Income Fund		Institutional Class Shares	Advisor Class Shares
Management Fees	[1]	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	[1]	none	1.00%
Other Expenses	[1]	3.93%	3.93%
Acquired Fund Fees and Expenses	[1][2]	0.63%	0.63%
Total Annual Fund Operating Expenses	[1]	5.46%	6.46%
Less Fee Waiver and/or Expense Limitation	[1][3][4]	3.58%	3.58%
Net Annual Fund Operating Expenses	[1]	1.88%	2.88%
[1]	The expense information in the table has been restated to reflect current fees rather than the fees in effect during the previous fiscal year.
[2]	"Acquired Fund" means any investment company in which the Fund invests or has invested during the period. Since the Fund is newly organized, "Acquired Fund Fees and Expenses" are based on estimated expenses for the current fiscal year. The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which will reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[3]	The Fund's administrator has entered into a Fund Accounting and Administration Agreement with the Fund that covers the regular operating expenses of the Fund for an inclusive fee of 0.25% (with the exception of management fees, distribution and/or service (12b-1) fees, acquired fund fees and expenses, and extraordinary expenses), even if such operating expenses exceed the inclusive fee. The agreement runs through October 1, 2014 and can only be terminated prior to that date at the discretion of the Fund's Board of Trustees. The Fund's administrator cannot recoup from the Fund any regular operating expenses in excess of the inclusive fee. In conjunction with the Fund Accounting and Administration Agreement, the Advisor has entered into an Operating Plan with the Fund's administrator, also through October 1, 2014 under which it has agreed (i) to pay the administrator a fee based on the daily average net assets of the Fund when net assets are below $39 million; (ii) if these payments are less than a designated minimum, then the Advisor pays a fee that makes up the difference; and (iii) to assume expenses of the Fund outlined in the Operating Plan that are not covered by the fee paid under Fund Accounting and Administration Agreement. These measures are intended to limit the Fund's operating expenses to 1.15% of the average daily net assets, exclusive of brokerage fees and commissions, taxes, borrowing costs (such as interest or dividend expenses on securities sold short), acquired fund fees and expenses, extraordinary expenses, and distribution and/or service (12b-1) fees. The Fund's net expense ratio will be higher than 1.15% to the extent that the Fund incurs expenses excluded from this arrangement. The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund's Board of Trustees.
[4]	The Sub-Advisor will waive its management fees with respect to the portion of the portfolio invested in the Forward International Dividend Fund and the benefit of the waiver will be passed through to the Fund.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Rx Dividend Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	191	1,312	2,422	5,115
Advisor Class Shares	391	1,591	2,854	5,852

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Rx Dividend Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	191	1,312	2,422	5,155
Advisor Class Shares	291	1,591	2,854	5,852

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal period, the Fund's portfolio turnover rate was 2.70% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund's investment sub-advisor, Forward Management, LLC (the "Sub-Advisor"), seeks to achieve the Fund's investment objective of equity income and capital appreciation by investing in dividend paying companies located all over the world.

The Fund invests principally in common stocks and American Depository Receipts ("ADRs") that regularly pay dividends. Investments are selected based on relative dividend yields, dividend growth potential, and anticipated stock price appreciation. This globally oriented portfolio is typically structured with up to 120 stocks diversified across seven to ten sectors that can include the consumer discretionary, consumer staples, energy, financials, industrials, health care, materials, technology, telecommunications, and utilities sectors. The Fund is not limited in its investments by market capitalization.

Geographically, the portfolio is diversified across eight or more countries, including countries considered emerging markets, with the U.S. typically receiving the largest allocation. The Sub-Advisor determines a company's country by identifying its principal trading market.  To the extent the Fund invests in ADRs, it may invest in ADRs sponsored by the issuers of the underlying securities or ADRs not sponsored by the issuers.

The investment process is a five step process.  It begins with a quantitative screen to identify stocks in the Fund's screening universe. Stocks with an absolute dividend yield higher than the market in which it is principally traded represent the initial investment opportunity set.  For example, U.S. companies must have a dividend yield higher than the S&P 500 Index and U.K. companies must have a dividend yield higher than the FTSE 100 Index, an index of companies listed on the London Stock Exchange.  When selecting the stock index against which to compare yield, the Sub-Advisor will choose the index that it considers to be most representative of the equity market of the applicable country.

The second step is to quantitatively screen for companies with an unusually high historical relative yield, which is defined as a current yield that is one standard deviation above its historical average.  Standard deviation is a statistical measure of variation.  A company's yield will be within one standard deviation of its historical average approximately 68% of the time.  The Sub-Advisor believes that a dividend yield that is more than one standard deviation above its historical average is unusually high and an indicator that a stock may be undervalued.

The third step of the process is to qualitatively research the resulting universe of stocks. This step includes analysis of a company's country, industry, management, growth strategy, and financial statements.  If there is a consensus among the portfolio management team that the company would be suitable for the Fund's portfolio, then a target price is established and the company is monitored to identify an appropriate time to buy the stock.

The next step of the selection process is to determine the percentage of the Fund's portfolio that should be allocated to the stock based upon the perceived risk of the stock and the strength of the investment catalysts, or new information that affects the price of the stock.

Finally, the Fund utilizes a sell discipline that is intended to capture gains and minimize losses. The Fund will sell a stock for any of the following reasons: (i) a stock's yield falls at least one standard deviation below its historical relative yield; (ii) a stock's yield declines to an unattractive level; (iii) a company's cash flow no longer adequately covers the dividend; (iv) future stock price appreciation appears limited.

Instead of investing directly in foreign securities, the Fund has the ability to allocate assets to the Forward International Dividend Fund, a mutual fund managed by the Sub-Advisor.  It is anticipated that such an allocation will only be made when direct investments are not feasible due to the transaction costs associated with investing in foreign markets, typically when the Fund's net assets are at low levels.  The Sub-Advisor will waive its management fees with respect to the portion of the portfolio invested in the Forward International Dividend Fund.

The Sub-Advisor's investment process for the Forward International Dividend Fund is similar to that of the Fund.   The Sub-Advisor selects investments based on relative dividend yields, dividend growth potential, and anticipated stock price appreciation.  Under normal conditions, the Forward International Dividend Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in the equity securities of dividend paying companies located outside of the United States. The Fund normally will invest its assets among at least fifteen but not fewer than eight countries throughout the world including countries considered to be emerging market countries. The Fund may invest a significant amount of its net assets in emerging market companies.  A company generally will be considered to be located in a particular emerging market country if it meets one or more of the following criteria: (i) the company is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the company's most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the company has at least 50% of its assets in the country. The Forward International Dividend Fund may invest in securities of companies having any capitalization.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  The Fund will be subject to the following principal risks:

General Market Risk.  The net asset value and investment return of the Fund and the Forward International Dividend Fund will fluctuate based upon changes in the value of its portfolio securities. Certain securities held by the Fund may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Common Stocks Risk.  The Fund's direct and indirect investments in common stocks may fluctuate in value response to many factors, including the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Fund to potential losses.  During temporary or extended bear markets, the value of common stocks will decline, which could also result in losses for the Fund.

Large-Cap Securities Risk.  Stocks of large companies as a group can fall out of favor with the market, causing the Fund or the Forward International Dividend Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Small-Cap and Mid-Cap Securities Risk.  The Fund and the Forward International Dividend Fund may invest in securities of small-cap and mid-cap companies, which involves greater volatility than investing in larger and more established companies.  Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Securities of these types of companies have limited market liquidity, and their prices may be more volatile.  You should expect that the value of the Fund's shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

Foreign Investment Risk.  The Fund's direct and indirect investments in foreign securities involve risks different from those associated with domestic securities.  There may be less government supervision of foreign markets in which the Fund invests, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign currency denominated securities.  The value of the Fund's foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws, changes in economic or monetary policies, or changed circumstances in dealings between nations.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.  Foreign brokerage commissions, custody fees, and other costs of investing in foreign securities will result in the Fund incurring higher transaction costs.

Emerging Markets Risk.  The Fund and the Forward International Dividend Fund may invest in emerging markets, which are markets of countries in the initial stages of industrialization and generally have low per capital income.  In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.

Currency Risk.  Currency risk is the chance that changes in currency exchange rates will negatively affect the Fund.  The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged.  Adverse changes in currency exchange rates relative to the U.S. dollar may diminish gains from investments denominated in a foreign currency or may widen existing losses.  Currency gains and losses can occur regardless of the performance of the underlying investment.

Depository Receipts Risk.  The Fund and the Forward International Dividend Fund may invest in the securities of foreign issuers in the form of depository receipts or other securities convertible into securities of foreign issuers, including both sponsored and unsponsored American Depository Receipts and Global Depository Receipts.  Depository receipts are issued by a bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.  Unsponsored depository receipt programs are organized independently of the issuer of the underlying securities and, consequently, available information concerning the issuer may not be as current as for sponsored depository receipts and the prices of unsponsored depository receipts may be more volatile.  The Fund's investments in depository receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Investment Sub-Advisor Risk.  The Sub-Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.  The portfolio managers' experience is discussed in the section of this prospectus entitled "Management of the Funds – Investment Sub-Advisor."

PERFORMANCE INFORMATION
Institutional Class Calendar Year Returns

During the periods shown in the bar chart above the Fund's highest quarterly return was 9.00% (quarter ended March 31, 2013 ) and the Fund's lowest quarterly return was -2.61% (quarter ended June 30, 2013 ). The Fund's year-to-date return as of June 30, 2014, the end of the most recent calendar quarter, was 5.09%.

Average Annual Total Returns Periods Ended December 31, 2013
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA). After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.

Average Annual Total Returns - Rx Dividend Income Fund	Past 1 Year	Since Inception		Inception Date
Institutional Class Shares	16.59%	13.36%	[1]	Sep. 20, 2012
Institutional Class Shares After taxes on distributions	14.63%	11.87%	[1]
Institutional Class Shares After taxes on distributions and sale of shares	9.33%	10.00%	[1]
Institutional Class Shares Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees and expenses)	21.15%	17.35%	[1]
Advisor Class Shares	15.56%	15.87%	[1]	Sep. 26, 2012
Advisor Class Shares Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees and expenses)	21.15%	19.24%	[1]
[1]	The Institutional Class Shares began operating on September 20, 2012. The Advisor Class Shares began operating on September 26, 2012.